Expense Example	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A 1 Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A 3 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A 5 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A 10 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C 1 Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C 3 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C 5 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C 10 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I 1 Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I 3 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I 5 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I 10 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A 1 Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A 3 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A 5 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A 10 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C 1 Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C 3 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C 5 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C 10 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I 1 Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I 3 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I 5 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I 10 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A 1 Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A 3 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A 5 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A 10 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C 1 Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C 3 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C 5 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C 10 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I 1 Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I 3 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I 5 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I 10 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A 1 Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A 3 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A 5 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A 10 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C 1 Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C 3 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C 5 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C 10 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I 1 Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I 3 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I 5 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I 10 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A 1 Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A 3 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A 5 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A 10 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C 1 Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C 3 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C 5 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C 10 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I 1 Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I 3 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I 5 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I 10 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A 1 Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A 3 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A 5 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A 10 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class C 1 Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class C 3 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class C 5 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class C 10 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class I 1 Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class I 3 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class I 5 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class I 10 Years	Prospectus #5 Eaton Vance High Yield Municipal Income Fund Class W 1 Year	Prospectus #5 Eaton Vance High Yield Municipal Income Fund Class W 3 Years	Prospectus #5 Eaton Vance High Yield Municipal Income Fund Class W 5 Years	Prospectus #5 Eaton Vance High Yield Municipal Income Fund Class W 10 Years
USD ($)	404	572	755	1,283	258	490	845	1,643	56	176	307	689	414	628	859	1,522	268	546	948	1,876	66	234	416	943	389	553	732	1,248	243	471	822	1,610	41	157	283	652	389	637	903	1,665	243	555	993	2,015	41	243	463	1,094	389	528	680	1,120	243	445	770	1,485	41	131	229	517	400	560	734	1,237	254	477	824	1,599	52	164	285	640	9	73	188	526